Goodwill and Intangible Assets, net (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of changes in carrying amount of goodwill
	2022	2021
	USD thousands	USD thousands

Balance on January 1,	37,000	-
Goodwill acquired	14,934	37,000
Currency translation adjustments	(2,248)	-
Impairment	(49,686)	-

Balance on December 31,	-	37,000

Schedule of changes in carrying amount of other intangible assets, net
	2022	2021
	USD thousands	USD thousands

Balance on January 1,	9,621	-
Assets acquired:
Technology	7,881	10,021
Customer Relationships	9,454	-
Trademark	435	-
Amortization	(2,490)	(400)
Currency translation adjustments	(2,546)	-
Impairment	(22,355)	-

Balance on December 31,	-	9,621